Property, Equipment, Network Under Construction, and Software	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Equipment, Network Under Construction, and Software

3. Property, Equipment, Network Under Construction, and Software

Property and equipment consisted of the following:

	Year Ended December 31,
	2020	2019
	(in thousands)
Network under construction	$16,828	$16,464
Office equipment, furniture, and leasehold improvements	1,201	1,155
AT&T network	5,767	—
Accumulated depreciation	(1,262)	(1,110)

Property and equipment, net	$5,706	$45

Depreciation expense on property and equipment was $183 thousand and $86 thousand for the years ended December 31, 2020 and 2019, respectively.

Network under construction consisted of a tower and rooftop network of beacons with total balances of $16.8 million and $16.5 million as of December 31, 2020 and 2019, respectively. There was no depreciation expense on network under construction in 2020 or 2019. A loss on disposal of equipment of $182 thousand and $77 thousand was recorded in research and development and COGS, respectively, for the year ended December 31, 2020. No impairment was recorded for the years ended December 31, 2020 or 2019.

Capitalized software and expected amortization consists of the following:

	Year Ended December 31,
	2020	2019
	(in thousands)
Software	2,172	$1,425
Accumulated Amortization	(1,494)	(1,425)
Software Intangible, net	678	—
Future amortization is expected as follows:
For the twelve months ending December 31, 2021	256
For the twelve months ending December 31, 2022	241
For the twelve months ending December 31, 2023	181